Basis of preparation	12 Months Ended
Dec. 31, 2019
Basis of preparation:
Basis of preparation:

2.   Basis of preparation:

(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements for the year ended December 31, 2019, were approved by the Board of Directors on February 26, 2020.

(b)	Basis of measurement:

The financial statements have been prepared on the historical cost basis, except certain of the Company’s accounting policies and disclosures that require the determination of fair value, namely:

-	Liabilities related to cash-settled share-based arrangements and stock-based compensation, which is measured at fair value on grant date pursuant to IFRS 2, Share-based payments.
-	Financial and non-financial assets and liabilities.

In establishing the fair value, the Company uses a fair value hierarchy based on levels as defined below:

•	Level 1: defined as observable inputs such as quoted prices in active markets.
•	Level 2: defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.
•	Level 3: defined as inputs that are based on little or no little observable market data, therefore requiring entities to develop their own assumptions.
(c)	Functional and presentation currency:

Items included in the consolidated financial statements of the Company are measured using the currency of the primary economic environment in which the Company operates (the functional currency). These consolidated financial statements are presented in Canadian dollars, which is the Company’s functional and presentation currency for all years presented.

Change in functional and presentation currency in 2020:

As a result of the advancement of the Company’s development programs, the Company anticipates higher research and development costs in future periods which will be denominated mainly in US dollars. In addition, these will be financed from proceeds received from the new financing in US dollars in September 2019 (refer to note 9 (a) (i)). As a result of these changes the Company has determined that the US dollar will better reflect the primary economic environment in which the Company will operate in the future. As a result of these changes, a significant portion of the Company’s expenses and net assets are and will continue to be denominated in US dollars. Therefore, effective January 1, 2020, the Company adopted the US dollar as its functional and presentation currency. On January 1, 2020, the change in functional currency will result in the assets, liabilities and equity transactions as of January 1, 2020 being translated in US dollars using the exchange rate in effect on that date and the change in functional currency will then be applied prospectively. The change in presentation currency will be applied retrospectively resulting in the comparative financial information being recasted into US dollars.

(d)	Use of estimates and judgments:

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. The reported amounts and note disclosures reflect management’s best estimate of the most probable set of economic conditions and planned course of actions. Actual results may differ from these estimates.

A critical judgment in applying accounting policies that has the most significant effect on the amounts recognized in the consolidated financial statements relates to the use of the going concern basis of preparation of the financial statements. At the end of each reporting period, management assesses the basis of preparation of the financial statements. These financial statements have been prepared on a going concern basis in accordance with IFRS. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment is included within the following notes and is described below:

(i)	Estimation of accrued expenses:

As part of the process of preparing its financial statements, the Company is required to estimate its accrued expenses. This process involves reviewing open contracts and purchase orders, communicating with personnel and service providers to identify services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost.

For research and development activities, the majority of service providers invoice the Company in arrears for services performed, on a pre-determined schedule or when contractual milestones are met; however, some require advanced payments. There may also be instances in which payments to the service providers will exceed the level of services provided and result in a prepayment of the expense.

The Company estimates its accrued expenses and prepaid expenses as of each statement of financial position date in its financial statements based on facts and circumstances known at that time.

(ii)	Estimating the recoverable amount of the in-process research and development asset related to BLU‑5937 for the purpose of the annual impairment test (note 7).

Other areas requiring the use of management estimates and judgements include assessing the recoverability of research tax credits as well as estimating the initial fair value of equity-classified stock-based compensation. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which they are made and in future periods affected.